Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes receivable (payable)
U.S. Cellular’s current income taxes balances at December 31, 2018 and 2017, were as follows:

December 31,	2018	2017
(Dollars in millions)
Federal income taxes receivable (payable)	$15	$(22)
Net state income taxes receivable (payable)	—	(1)

Income tax expense (benefit)
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Current
Federal	$48	$68	$29
State	6	10	(2)
Deferred
Federal	(5)	(354)	1
State	2	(11)	5
Total income tax expense (benefit)	$51	$(287)	$33

Income tax reconciliation
A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular’s effective income tax expense rate is as follows:

Year Ended December 31,	2018		2017		2016
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$45	21.0%	$(95)	35.0%	$29	35.0%
State income taxes, net of federal benefit[1]	9	4.0	(4)	1.4	3	3.6
Effect of noncontrolling interests	(1)	(0.4)	(2)	0.8	(1)	(1.1)
Federal income tax rate change[2]	(4)	(2.0)	(254)	93.3	—	—
Change in federal valuation allowance[3]	(1)	(0.3)	(5)	1.9	3	2.8
Goodwill impairment[4]	—	—	71	(26.2)	—	—
Nondeductible compensation	4	1.8	4	(1.5)	1	1.4
Other differences, net	(1)	(0.4)	(2)	0.8	(2)	(2.0)
Total income tax expense (benefit) and rate	$51	23.7%	$(287)	105.5%	$33	39.7%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.

[2]
The Tax Act reduced the federal income tax rate from 35% to 21% for years after 2017. The $4 million tax benefit in 2018 relates primarily to finalizing the analysis for 2017 depreciation deductions as described above. The $254 million tax benefit in 2017 related to adjusting the deferred tax liability to the lower tax rate upon enactment of the Tax Act.

[3]
Change in federal valuation allowance in 2018 includes a change in judgment related to net operating loss carryforwards that are now realizable due to an internal restructuring, offset by current year interest expense carryforwards not expected to be realized.

[4]
Goodwill impairment reflects an adjustment to increase 2017 income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes. See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Deferred income tax assets and liabilities
Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2018 and 2017, were as follows:

December 31,	2018	2017
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$96	$103
Stock-based compensation	16	20
Compensation and benefits - other	5	5
Deferred rent	20	21
Other	73	59
Total deferred tax assets	210	208
Less valuation allowance	(75)	(77)
Net deferred tax assets	135	131
Deferred tax liabilities
Property, plant and equipment	256	276
Licenses/intangibles	207	192
Partnership investments	133	123
Other	49	—
Total deferred tax liabilities	645	591
Net deferred income tax liability	$510	$460

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$510	$461
Other assets and deferred charges	—	(1)
Net deferred income tax liability	$510	$460

Deferred tax valuation allowance
A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2018	2017	2016
(Dollars in millions)
Balance at beginning of year	$77	$65	$55
Charged to income tax expense	5	12	10
Charged to Retained earnings	(7)	—	—
Balance at end of year	$75	$77	$65

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017	2016
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$47	$43	$39
Additions for tax positions of current year	6	6	12
Additions for tax positions of prior years	1	1	3
Reductions for tax positions of prior years	—	(1)	(1)
Reductions for lapses in statutes of limitations	(6)	(2)	(10)
Unrecognized tax benefits balance at end of year	$48	$47	$43